UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY HANSBERGER GLOBAL

VALUE FUND

FORM N-Q

JULY 31, 2004

SMITH BARNEY HANSBERGER GLOBAL VALUE FUND

Schedule of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
STOCK — 98.1%
Brazil — 1.1%
65,000	Petroleo Brasileiro S.A., ADR (a)	$1,838,200
France — 11.6%
26,000	Aventis S.A. (a)	2,017,599
137,562	AXA	2,825,100
25,200	BNP Paribas S.A. (a)	1,466,791
36,500	Carrefour S.A. (a)	1,740,278
71,000	European Aeronautic Defence and Space Co. (a)	1,956,121
26,000	Groupe Danone (a)	2,142,721
35,500	Schneider Electric S.A. (a)	2,257,226
92,000	Suez S.A. (a)	1,817,451
18,100	Total Fina Elf S.A. (a)	3,512,487
		19,735,774
Germany — 2.9%
32,000	E.On AG	2,276,458
29,000	Linde AG (a)	1,573,535
28,000	Volkswagen AG (a)	1,136,256
		4,986,249
Hong Kong — 4.6%
220,781	HSBC Holdings PLC (a)	3,255,188
262,600	Hutchison Whampoa Ltd.	1,767,545
2,705,000	Johnson Electric Holdings Ltd.	2,739,750
		7,762,483
Italy — 1.9%
155,000	ENI S.p.A (a)	3,188,817
Japan — 9.1%
200,000	Asahi Glass Co., Ltd.	1,799,327
56,000	Canon Inc.	2,735,264
464,000	Mazda Motor Corp.	1,591,452
11,000	Rohm Co. Ltd.	1,177,284
86,000	Sony Corp. (a)	3,019,169
555,000	The Sumitomo Trust & Banking Co., Ltd.	3,249,024
88,000	Tostem Inax Holding Corp.	1,789,630
		15,361,150
Mexico — 1.7%
63,679	CEMEX, S.A. de C.V. ADR	1,794,474
33,000	Teléfonos de México, S.A. ADR (a)	1,019,040
		2,813,514
The Netherlands — 2.6%
51,200	Akzo Nobel N.V.	1,689,037
117,521	ING Groep N.V.	2,725,990
		4,415,027
Singapore — 3.2%
390,000	DBS Group Holdings Ltd.	3,515,659
285,000	Singapore Airlines Ltd.	1,839,833
		5,355,492

See Notes to Schedule of Investments.

SMITH BARNEY HANSBERGER GLOBAL VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
South Korea — 4.9%
76,600	Kookmin Bank ADR (a)(b)	$2,112,628
57,500	LG Chem Ltd.	1,915,028
16,000	Samsung Electronics Co., Ltd. GDR (c)	2,864,000
84,000	SK Telecom Co., Ltd. ADR (a)	1,483,440
		8,375,096
Spain — 1.0%
160,000	Telefónica Móviles, S.A.	1,636,216
Switzerland — 3.6%
11,800	Nestle S.A., Registered B Shares	3,016,652
39,000	Novartis AG	1,745,563
4,100	Swisscom AG	1,333,438
		6,095,653
United Kingdom — 10.7%
244,000	Amvescap PLC	1,256,160
163,172	GlaxoSmithKline PLC	3,315,641
108,913	GUS PLC	1,705,892
406,000	Kesa Electricals PLC	2,075,397
479,821	Kingfisher PLC	2,478,942
164,557	Lloyds TSB Group PLC	1,234,087
100,000	Standard Chartered PLC	1,654,518
220,000	Unilever PLC	1,943,035
1,170,176	Vodafone Group PLC	2,538,507
		18,202,179
United States — 39.2%
102,000	Albertson’s Inc.	2,487,780
69,000	Alliance Capital Management Holding L.P. (a)	2,310,810
48,000	American International Group, Inc.	3,391,200
22,000	Bank of America Corp.	1,870,220
100,000	Baxter International Inc.	3,007,000
40,000	Best Buy Co., Inc.	1,926,400
21,000	Caterpillar, Inc.	1,543,290
68,000	Eastman Kodak Co.	1,801,320
113,000	Electronic Data Systems Corp. (a)	2,088,240
120,000	The Gap, Inc.	2,724,000
94,762	General Electric Co.	3,150,836
63,200	HCA Inc.	2,442,680
78,000	The Home Depot, Inc.	2,630,160
30,100	International Business Machines Corp.	2,620,807
80,500	JPMorgan Chase & Co.	3,005,065
70,000	Jones Apparel Group, Inc.	2,614,500
63,000	McDonald’s Corp.	1,732,500
56,000	Merck & Co., Inc.	2,539,600
45,000	Merrill Lynch & Co., Inc.	2,237,400
78,100	MetLife, Inc.	2,785,827

See Notes to Schedule of Investments.

SMITH BARNEY HANSBERGER GLOBAL VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
United States — continued
80,000	Microsoft Corp.	$2,276,800
63,000	Pfizer Inc.	2,013,480
272,000	Tellabs, Inc. (a) (b)	2,423,520
98,000	Teradyne, Inc. (a) (b)	1,675,800
94,000	Tyco International Ltd.	2,914,000
225,000	Unisys Corp. (b)	2,304,000
96,000	The Walt Disney Co.	2,216,640
49,000	Wyeth	1,734,600
		66,506,674
	TOTAL STOCK (Cost — $145,408,800)	166,272,524

WARRANTS	SECURITY	VALUE
WARRANTS — 0.0%
United States — 0.0%
1,307	TIMCO Aviation Services, Inc. Expire 2/27/07 (b) (Cost — $1)	0

FACE AMOUNT	RATING	SECURITY	VALUE

CONVERTIBLE BONDS AND NOTES — 0.0%
United States — 0.0%
$1,418	NR	TIMCO Aviation Services, Inc., Jr. Sub. Notes, 8.000% due 1/2/07 (d) (Cost — $157)	14
Repurchase Agreements – 1.9%
3,174,000		State Street Bank & Trust Co., dated 7/30/04, 1.250% due 8/2/04: Proceeds at maturity — $3,174,331: (Fully collateralized by U.S. Treasury Bonds 6.750% due 8/15/26; Market value — $3,237,975)(Cost — $3,174,000)	3,174,000
		TOTAL INVESTMENTS — 100% (Cost —$148,582,958*)	$169,446,538
Loaned Securities Collateral
$42,637,000		State Street Navigator Securities Lending Trust Prime Portfolio (Cost—$42,637,000)	$42,637,000
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Upon maturity notes will convert to common stock.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR    — American Depositary Receipt

GDR    — Global Depositary Receipt

See Notes to Schedule of Investments.

Smith Barney Hansberger Global Value Fund

Schedule of Investments (unaudited) (continued)

Summary of Investments by Sector**
Financials	23.4%
Consumer Discretionary	16.6
Industrials	14.0
Information Technology	12.1
Healthcare	11.3
Consumer Staples	6.8
Energy	5.2
Telecommunications Services	4.8
Materials	3.3
Utilities	2.5
100.0%
**	As a percentage of long term investments. Please note Fund holdings are as of July 31, 2004 and are subject to change.

Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

The Smith Barney Hansberger Global Value Fund (“Fund”), a separate diversified investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between the bid and asked prices; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event, subsequent to the time a value was so established, is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded; and (f) net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

2.	Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to the Schedule of Investments (unaudited) (continued)

3.	Concentration of Risk

The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

4.	Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund also maintains exposure for the risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

At July 31, 2004, the Fund loaned securities having a market value of $41,077,869. The Fund received cash collateral amounting to $42,637,000, which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 27, 2004

By	/s/ ANDREW B. SHOUP
Andrew B. Shoup
Chief Administrative Officer

Date September 27, 2004